UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Keith T. Robinson Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 01/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND

Investment Portfolio                                                                                                                                                                 January 31, 2007

Sector Issue		Shares	Value

Common Stocks (98.5%)
Aerospace (2.7%)
L-3 Communications		5,582	459,622
Precision Castparts Corp		2,100	186,669
			646,291

Banking (4.8%)
Bank Of Hawaii		3,900	204,165
M&T Bank Corp		1,800	218,358
Wachovia Corp		4,309	243,458
Wilmington Trust		6,550	207,242
Whitney Holding		8,000	335,440
			1,208,663

Building (2.2%)
Martin Marietta Matl		4,350	502,077

Capital Goods (1.5%)
Graco Inc		5,062	206,378
Paccar Inc		2,349	157,007
			363,385

Chemicals (3.1%)
Albemarle Corp		2,150	167,657
Rohm & Haas		6,200	322,772
Rpm Intl Inc		11,600	269,468
			759,897

Communications (1.0%)
Telephone & Data Systems		2,250	125,887
Telephone & Data Special		2,250	114,637
			240,524

Consumer Durables (1.5%)
Autoliv Inc		2,300	138,782
Johnson Controls		1,800	166,428
Mohawk Indus		1,000	82,420
			387,630

Consumer Retail (6.1%)
American Eagle Outfitters		9,975	322,990
Claire's Stores		6,900	237,360
Federated Department Stores		5,400	224,046
Foot Locker		8,950	200,838
K-Swiss Inc Cl-A		14,600	461,652
V F Corp		2,050	155,534
			1,602,420

Consumer Staples (7.4%)
CIT Group Inc		5,700	336,072
Constellation Br A		11,700	289,458
Hormel Foods Corp		10,300	390,370
Loews Corp Carolina		3,500	239,890
Reynolds American		7,600	490,200
Scotts Miracle Co		4,350	233,029
			1,979,019

Energy (7.6%)
Devon Energy Corp		5,000	350,450
El Paso Corp		14,650	227,368
Noble Energy		5,050	269,721
Pogo Producing		2,950	146,173
Pride Intl		14,300	411,983
Valero Energy		9,200	499,376
			1,905,071

Financial Diversified (10.3%)
Amb Property		7,350	447,248
Bre Properties		5,000	347,050
Developers Realty		5,550	372,516
E*Trade Financial		13,000	316,940
Kimco Realty Corp		7,400	367,040
Prologis Trust		6,850	445,250
T Rowe Price Group		7,200	345,456
			2,641,500

Forest & Paper (0.7%)
Rayonier		4,000	172,800

Health Care (9.0%)
Aetna Inc		2,750	115,940
Becton Dickinson		1,500	115,410
Bio-Rad Labs		2,050	176,382
Covance Inc		5,100	314,415
Dade Behring Hldg		9,500	399,760
Health Net		6,200	302,002
Mylan Labs		11,700	259,038
Pharma Prod Devel.		3,900	134,550
Schein Henry Inc		6,575	333,813
United Health Group		2,612	136,503
			2,287,813

Industrial (2.5%)
Ametek Inc		6,000	207,960
Eaton Corp		3,900	305,565
Griffon		4,300	110,768
			624,293

Insurance (6.5%)
Berkley W R Corp		6,600	218,394
Commerce Group		10,300	310,854
Genworth Finl		6,400	223,360
Lincoln Natl Corp In		3,150	211,491
Old Republic		14,750	328,925
Renaissancere Hldg		2,650	141,166
Stancorp Finl Group		4,700	224,895
			1,659,085

Metals (2.6%)
Consol Energy Inc		6,800	234,124
Phelps Dodge		3,300	407,880
			642,004

Services (7.8%)
Black & Decker		3,400	296,752
Darden Restaurant		7,700	301,378
Fortune Brands		2,900	242,788
Heidrick & Struggles		3,200	139,744
ITT Education		4,200	325,920
Manpower Inc		6,950	506,863
Matthews Intl		3,500	141,925
			1,955,370

Technology (8.8%)
Arrow Electronic		14,550	512,888
Caci Intl Inc.		8,524	400,884
Fair Isaac Corp		7,100	282,722
Harris Corp		5,350	271,887
Jabil Circuit		6,150	147,538
Linear Technology Cp		3,400	105,230
SI International		10,100	291,384
SRA Intl		6,700	169,510
			2,182,043
Transportation (2.3%)
Arkansas Best Corp		1,800	68,796
CSX Corp		8,800	323,752
Southwest Airlines		6,300	95,130
YRC Worldwide Inc		2,700	119,745
			607,423

Utilities (10.1%)
American Electric Power		9,750	424,418
Centerpoint Energy		16,300	281,338
Nstar		9,150	305,610
PG&E Corp		11,150	285,217
Pepco Holdings		5,350	249,738
Sempra Energy		7,450	427,481
Wisconsin Energy		10,750	500,520
			2,474,322

Total Common Stocks		(Cost $18,496,664)	24,841,630

Short-Term Obligations (1.5%)
		Principal Amount
Wisconsin Corporate Central Credit Union Variable Demand Note
4.20%, due 09/28/06		$416,372	$416,372

	Total Short-Term Obligations	(Cost $367,147)	416,372

Total Investments:	100.1%	(Cost $18,913,036)	25,258,002
Other Assets, Less Liabilities:	(0.1)%		(29,282)
Total Net Assets:	100.0%		$25,228,720

THOMAS WHITE INTERNATIONAL FUND

Investment Portfolio                                                                                                                                                                  January 31, 2007

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	96.7%
AUSTRALIA:	1.5%

	Aust & NZ Banking Group	Banking	45,000	1,018,701
	Rio Tinto Plc	Metals	7,300	1,578,333
				2,597,034

BELGIUM:	1.0%

	Bekaert Nv	Metals	6,600	806,977
	Fortis	Insurance	23,000	968,277
				1,775,254

BRAZIL:	3.3%

	Banco Do Brasil Sa	Banking	30,000	985,158
	Centrais Eletric Sta	Utilities	50,900	789,937
	Cia Vale Do Rio Doce	Metals	51,582	1,470,298
	Itausa-Investimentos	Financial Div.	179,000	990,926
	Petroleo Brasileir	Energy	71,960	1,588,711
				5,825,030

CANADA:	4.5%

	Brookfield Asst Mgmt	Financial Div.	27,750	1,358,918
	Canadian Pacific Rwy	Transportation	27,350	1,496,056
	Canadian Tire	Consumer Retail	17,200	996,843
	CI Financial Income	Financial Div.	22,250	487,437
	Encana Corp	Energy	27,000	1,293,557
	Petro-Canada	Energy	24,600	952,701
	Potash Corp Of Saskatchewan	Chemicals	8,400	1,306,594
				7,892,106

CHINA:	3.5%

	BYD Co Ltd-H	Industrial	214,000	753,644
	China Life Insurance	Insurance	790,000	2,328,130
	China Shipping Devel	Transportation	432,000	608,515
	Nine Dragons Paper	Forest & Paper	485,000	823,530
	Petrochina Adr	Energy	13,200	1,627,956
				6,141,775

CZECH REPUBLIC:	0.3%

	Unipetrol	Chemicals	51,500	560,995

DENMARK:	0.3%

	H Lundbeck A/S	Health Care	16,500	471,405

FRANCE:	11.7%

	Assur Gen France	Insurance	15,400	2,521,882
	Bnp Paribas	Banking	11,100	1,244,574
	Bouygues	Financial Div.	25,300	1,706,493
	Christian Dior	Consumer Staple	29,050	3,161,154
	Ciments Francais	Building	3,200	702,686
	Credit Agricole Sa	Banking	18,400	792,192
	France Telecom	Communication	18,000	499,133
	Saint-Gobain	Industrial	11,100	1,050,557
	Sanofi-Aventis	Health Care	34,600	3,050,004
	Societie Generale	Banking	12,100	2,132,913
	Suez Sa	Utilities	40,500	1,987,112
	Veolia Environnement	Utilities	22,800	1,601,568
				20,450,268

GERMANY:	7.4%

	Altana Ag	Health Care	22,200	1,361,635
	Continental Ag	Consumer Durables	8,850	1,067,636
	Deutsche Bank Ag	Banking	12,900	1,819,371
	Fresenius Ag Pfd	Health Care	11,600	2,439,057
	Fresenius Medical Ca	Health Care	4,100	548,831
	Hypo Real Estate	Banking	22,700	1,493,519
	Rwe Ag	Utilities	11,900	1,245,303
	Sgl Carbon Ag	Industrial	50,200	1,270,020
	Wincor Nixdorf Ag	Services	10,450	1,654,927
				12,900,299

HONG KONG:	4.1%

	China Mobile Hk Ltd	Communication	334,000	3,076,140
	China Resources Pow	Utilities	680,000	1,073,380
	Hang Lung Group	Financial Div.	128,000	439,168
	Hopewell Holdings	Industrial	248,000	950,262
	Mtr Corp	Transportation	315,000	836,262
	Orient Overseas Intl	Transportation	110,000	737,935
				7,113,147

IRELAND:	1.4%

	Allied Irish Bank	Banking	39,000	1,130,505
	Grafton Group	Consumer Retail	81,400	1,252,656
				2,383,161

ISRAEL:	0.2%

	Israel Discount Bank	Banking	180,000	378,972

ITALY:	2.9%

	Eni Spa	Energy	57,900	1,864,380
	Intesa Sanpaolo	Banking	419,398	3,171,949
				5,036,329

JAPAN:	17.0%

	Access Co Ltd	Technology	60	295,939
	Asahi Kasei Corp	Chemicals	59,000	391,967
	Brother Industries	Technology	55,000	764,852
	Canon	Technology	46,500	2,448,039
	Canon Sales Co	Services	42,000	911,530
	Dai Nippon Printing	Services	12,000	188,372
	Honda Motor	Consumer Durables	27,000	1,060,352
	Japan Tobacco	Consumer Staple	430	2,073,680
	Js Group Corp	Building	11,400	260,131
	Makita Corp	Capital Goods	35,000	1,231,122
	Matsushita Elec Wks	Capital Goods	67,000	740,705
	Nitori Co Ltd	Consumer Retail	20,000	927,792
	Ntn Corp	Capital Goods	113,000	1,022,469
	Ricoh Co Ltd	Technology	86,000	1,874,903
	Sankyo Co Gunma	Services	12,500	620,149
	Santen Pharmaceutic	Health Care	22,000	620,255
	Sega Sammy Hldgs	Services	15,600	401,801
	Sompo Japan Insuranc	Insurance	24,000	306,302
	Sumisho Computer Sys	Technology	39,000	859,252
	Sumitomo Metal Indus	Metals	152,000	644,784
	Sumitomo Mitsui Finl	Banking	270	2,764,501
	Sumitomo Realty & De	Financial Div.	20,000	694,802
	Suzuken Co Ltd	Consumer Retail	48,000	1,666,800
	Suzuki Motor Corp	Consumer Durables	46,000	1,323,213
	Taiyo Yuden Co Ltd	Technology	24,000	458,268
	Tanabe Seiyaku Co	Health Care	40,000	541,348
	Tokyo Electric Pwr	Utilities	17,000	578,799
	Toyota Motor	Consumer Durables	35,500	2,335,013
	Yamaha Corp	Services	33,000	672,306
	Yamaha Motor Co	Consumer Durables	31,000	961,329
				29,640,775

MALAYSIA:	0.5%

	Maxis Communications	Communication	257,200	846,908

MEXICO:	2.2%

	America Movil Adr	Communication	44,100	1,956,276
	Cemex Adr	Building	19,790	700,170
	Walmart De Mexico V	Consumer Retail	280,000	1,239,196
				3,895,642

NETHERLANDS:	4.9%

	Abn Amro Holdings	Banking	59,800	1,920,507
	Akzo Nobel	Chemicals	38,100	2,391,046
	Heineken Nv	Consumer Staple	20,700	1,048,979
	Ing Groep Nv	Insurance	34,844	1,521,293
	Randstad Holdings	Services	24,350	1,634,136
				8,515,961

NEW ZEALAND:	0.3%

	Fletcher Building	Building	64,700	512,722

NORWAY:	1.4%

	Dnb Nor Asa	Banking	159,400	2,397,073

POLAND:	0.6%

	Grupa Lotos Sa	Energy	22,300	336,612
	Kghm Polska Miedz Sa	Industrial	20,900	635,678
				972,290

RUSSIA:	0.7%

	Tatneft	Energy	281,000	1,217,039

SINGAPORE:	2.3%

	Singapore Airlines	Transportation	76,000	870,656
	Starhub Ltd	Communication	420,000	745,836
	United Overseas Bank	Banking	189,000	2,342,334
				3,958,826

SOUTH AFRICA:	3.0%

	Anglo American	Industrial	38,200	1,784,547
	Anglo Platinum Ltd	Metals	3,600	451,246
	JD Group Ltd	Consumer Retail	18,000	217,777
	MTN Group Ltd	Communication	61,100	731,385
	Sasol Ltd	Energy	39,000	1,324,553
	Steinhoff Intl Hldgs	Consumer Durables	214,800	742,177
				5,251,685

SOUTH KOREA:	5.4%

	Dongkuk Steel Mill	Metals	55,040	1,174,196
	Hyundai Securities	Financial Div.	48,000	551,549
	Korea Elec Power	Utilities	34,100	779,867
	LG Chem Ltd	Chemicals	6,000	280,966
	Posco Adr	Metals	13,150	1,159,567
	Samsung Electronics	Technology	5,685	3,520,004
	Samsung Fire&Marine	Insurance	5,600	943,700
	Woori Finance	Banking	42,200	988,480
				10,093,627

SPAIN:	1.8%

	Repsol	Energy	93,900	3,083,995

SWEDEN:	3.0%

	Autoliv Inc	Consumer Durables	9,850	594,349
	Nordea Bank Ab	Banking	161,500	2,528,848
	Sandvik Ab	Capital Goods	66,000	1,057,228
	Volvo B Shs	Consumer Durables	15,100	1,111,602
				5,292,027

SWITZERLAND:	1.3%

	Julius Baer Hldg Ag	Banking	19,300	2,322,315

TAIWAN:	0.1%

	Taiwan Semiconductor	Technology	77,977	161,061

THAILAND:	0.2%

	Siam Cement Pub Co	Building	39,000	274,287

UNITED KINGDOM:	9.8%

	Amvescap Plc	Financial Div.	125,000	1,499,038
	Barclays Plc	Banking	135,000	1,971,284
	Brit Am Tobacco	Consumer Staple	52,200	1,581,503
	Bt Group Plc	Communication	156,900	945,432
	Bunzl Plc	Forest & Paper	43,300	543,008
	Cable & Wireless Plc	Communication	184,600	609,180
	Gallaher Group Plc	Consumer Staple	126,700	2,822,204
	Hbos Plc	Banking	45,600	998,530
	Imperial Chemical	Chemicals	219,500	1,971,746
	Inchcape Plc	Services	58,000	606,947
	Royal & Sun Alliance	Insurance	417,600	1,319,324
	Shire Plc	Health Care	60,500	1,273,452
	Tate & Lyle	Consumer Staple	75,200	866,011
	Wimpey (George) Plc	Building	29,000	308,684
				17,316,343

Total Common Stocks		(Cost $120,477,885)		173,840,308

SHORT TERM OBLIGATIONS:	12.4%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 3.75%, due 02//01/07		$5,664,478	5,664,478

HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		15,894,164	15,894,164
Total Short Term Obligations		(Cost $21,558,642)		21,558,642

Total Investments	109.0%	(Cost $142,036,527)		190,141,695
Other Assets, Less Liabilities:	(9.0)%			(15,723,488)
Total Net Assets:	100.0%			$174,418,207

ADR - American Depositary Receipt.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By:     /s/ Thomas S. White, Jr.

               Thomas S. White, Jr.

               President (Principal Executive Officer)

Date:       March 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas S. White, Jr.

               Thomas S. White, Jr.

               President (Principal Executive Officer)

Date:       March 27, 2007

By:      /s/ David M. Sullivan II

               David M. Sullivan II

               Treasurer (Principal Financial Officer)

Date:       March 27, 2007